                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Oracle Partners

Address: 200 Greenwich Avenue
         Greenwich, CT 06830



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Vincent Padula
Title: Client Service Representative
Phone: 212-713-9179


Signature, Place, and Date of Signing:

   Vincent Padula                New York, NY                   05/12/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE




-----------------------------------------------------------------------------------------------------------------------------------
                                                       VALUATION CURRENCY: USD

             ITEM 1             TEM 2    ITEM 3        ITEM 4        ITEM 5          ITEM 6       ITEM 7          ITEM 8
             ------             -----    ------        -------       -------         ------       ------          ------
         Name of Issuer         TITLE     CUSIP          FAIR       SHARES OF    INVEST. DESC.    MANA-      VOTING AUTHORITY
                                 OF      NUMBER         MARKET      PRINCIPLE             SHARED  GERS
                                CLASS                   VALUE        AMOUNT    SOLE SHARED OTHER           SOLE   SHARED    OTHER
-----------------------------------------------------------------------------------------------------------------------------------
1997 ANTIGENICS LLC             OTC EQ  37032950        274,000    100,000 N    X                 ORAC                     100,000
ACCESS PHARMACEUTICALS INC      OTC EQ  00431M209       472,618  1,687,921 N    X                 ORAC                   1,687,921
ACURA PHARM INC                 OTC EQ  00509L109     6,693,754  9,296,880 N    X                 ORAC                   9,296,880
ADVANCED MEDICAL OPTICS IN      COMMON  00763M108    17,280,120    370,500 N    X                 ORAC                     370,500
APRIA HEALTHCARE GROUP INC      COMMON  37933108      2,362,344    102,800 N    X                 ORAC                     102,800
BIOGEN IDEC INC                 COMMON  09062X103    38,415,793    815,622 N    X                 ORAC                     815,622
BOSTON SCIENTIFIC CORP          COMMON  101137107    10,881,905    472,100 N    X                 ORAC                     472,100
BRISTOL MYERS SQUIBB            COMMON  110122108    21,804,460    886,000 N    X                 ORAC                     886,000
CARDIOME PHARMA CORP NEW        OTC EQ  14159U202     6,904,850    543,689 N    X                 ORAC                     543,689
CERNER CORP                     OTC EQ  156782104    11,501,311    242,388 N    X                 ORAC                     242,388
CRUCELL NV                      OTC EQ  228769105     9,031,174    321,623 N    X                 ORAC                     321,623
CUBIST PHARMACEUTICALS INC      OTC EQ  229678107    25,457,651  1,108,300 N    X                 ORAC                   1,108,300
DIGENE CORP                     OTC EQ  253752109     3,616,750     92,500 N    X                 ORAC                      92,500
DRUGSTORE.COM INC               OTC EQ  262241102     2,456,182    794,881 N    X                 ORAC                     794,881
ECLIPSE CORP                    OTC EQ  278856109    16,144,518    683,800 N    X                 ORAC                     683,800
ELAN CORP PLC-ADR               COMMON  284131208   132,807,005  9,197,161 N    X                 ORAC                   9,197,161
EMDEON CORPORATION              OTC EQ  290849108    84,594,510  7,832,825 N    X                 ORAC                   7,832,825
GENENTECH INC COM NEW           COMMON  368710406    18,265,822    216,138 N    X                 ORAC                     216,138
GILEAD SCIENCES INC             OTC EQ  375558103    12,811,098    205,900 N    X                 ORAC                     205,900
GREAT CANADIAN GAMING CORP      CEQ     389914102       268,442     25,000 N    X                 ORAC                      25,000
GRUPO TMM S A DE CV             COMMON  40051D105       246,000     50,000 N    X                 ORAC                      50,000
GTX INC DEL                     OTC EQ  40052B108    26,536,692  2,430,100 N    X                 ORAC                   2,430,100
HEALTH NET                      COMMON  42222G108     3,989,370     78,500 N    X                 ORAC                      78,500
HEALTHTRONICS SURGICAL SVC      OTC EQ  42222L107     1,080,889    130,700 N    X                 ORAC                     130,700
ICOS CORP                       OTC EQ  449295104    34,653,780  1,571,600 N    X                 ORAC                   1,571,600
IDENIX PHARMACEUTICALS INC      OTC EQ  45166R204     2,771,876    204,265 N    X                 ORAC                     204,265
IMCLONE SYSTEMS INC             OTC EQ  45245W109       283,727      8,340 N    X                 ORAC                       8,340
LIGAND PHARMACEUTICALS INC      OTC EQ  53220K207     7,510,472    584,700 N    X                 ORAC                     584,700
MANNKIND CORP                   OTC EQ  56400P201    16,052,738    785,359 N    X                 ORAC                     785,359
MEDIMMUNE INC                   OTC EQ  584699102    26,473,019    723,702 N    X                 ORAC                     723,702
MEDIWARE INFORMATION SYSTE      OTC EQ  584946107    10,562,700  1,056,270 N    X                 ORAC                   1,056,270
MEDTRONIC                       COMMON  585055106     4,237,625     83,500 N    X                 ORAC                      83,500
NASDAQ BIOTECH ISHARES          OTC EQ  464287556    80,485,260    977,000 N    X                 ORAC                     977,000
NEKTAR THERAPEUTICS             OTC EQ  640268108     3,676,328    180,389 N    X                 ORAC                     180,389
NOVARTIS AG-SPONSORED ADR       COMMON  66987V109    11,265,408    203,200 N    X                 ORAC                     203,200
OMNICARE INC                    COMMON  681904108     9,803,012    178,269 N    X                 ORAC                     178,269
PAR PHARMACEUTICAL COMPANI      COMMON  69888P106     3,714,124    131,800 N    X                 ORAC                     131,800
QUIDEL CORP                     OTC EQ  74838J101    37,864,068  2,942,041 N    X                 ORAC                   2,942,041
REWARDS NETWORK INC             COMMON  761557107       398,000     50,000 N    X                 ORAC                      50,000
SEPRACOR INC                    OTC EQ  817315104    33,294,814    682,131 N    X                 ORAC                     682,131
SFBC INTL INC                   OTC EQ  784121105     3,805,084    156,074 N    X                 ORAC                     156,074
SIRNA THERAPEUTICS INC          OTC EQ  829669100       501,604     74,422 N    X                 ORAC                      74,422
VCA ANTECH INC                  OTC EQ  918194101    14,593,152    512,400 N    X                 ORAC                     512,400
VENTANA MEDICAL SYSTEM INC      OTC EQ  92276H106    97,188,723  2,326,759 N    X                 ORAC                   2,326,759
VERTEX PHARMACEUTICALS INC      OTC EQ  92532F100    22,074,125    603,283 N    X                 ORAC                     603,283
WEBMD HEALTH CORP               OTC EQ  94770V102    15,254,897    366,352 N    X                 ORAC                     366,352
WELLPOINT INC                   COMMON  94973V107    13,418,619    173,300 N    X                 ORAC                     173,300
WYETH                           COMMON  983024100     4,318,280     89,000 N    X                 ORAC                      89,000

